CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	₩ 228,898	₩ 184,082
Short-term financial instruments	324,304	277,215
Accounts receivable, net	81,152	71,213
Other receivables, net	1,572	3,637
Prepaid expenses	8,115	2,994
Other current financial assets	6,602	4,439
Other current assets	2,967	3,319
Total current assets	653,610	546,899
Property and equipment, net	9,957	10,151
Intangible assets, net	7,057	6,370
Deferred tax assets	5,617	5,952
Other non-current financial assets	1,767	1,824
Other non-current assets	8,451	6,985
Total non-current assets	32,849	31,282
Total assets	686,459	578,181
Liabilities
Accounts payable	67,930	61,778
Deferred revenue	26,761	18,093
Withholdings	1,588	3,072
Accrued expenses	2,651	2,313
Income tax payable	6,507	16,927
Other current liabilities	3,212	4,251
Total current liabilities	108,649	106,434
Long-term accounts payable	220	677
Long-term deferred revenue	2,572	1,785
Deferred tax liabilities	1,294	2,382
Other non-current liabilities	5,361	3,175
Total non-current liabilities	9,447	8,019
Total liabilities	118,096	114,453
Equity
Share capital	3,474	3,474
Capital surplus	26,979	27,098
Other components of equity	23,801	4,016
Retained earnings	513,418	428,499
Equity attributable to owners of the Parent Company	567,672	463,087
Non-controlling interest	691	641
Total equity	568,363	463,728
Total liabilities and equity	₩ 686,459	₩ 578,181